SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2019
SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

SCHEDULE I—ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

COOTEK (CAYMAN) INC.

CONDENSED BALANCE SHEETS

	As of December 31,
	2018	2019
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	11,044,673	1,003,567
Accounts receivable	7,222	—
Prepaid expenses and other current assets	34,027	52,454
Total current assets	11,085,922	1,056,021
Advances to subsidiaries and VIEs	74,814,760	38,589,545
TOTAL ASSETS	85,900,682	39,645,566
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accrued issuance costs	809,952	—
Deferred ADR reimbursement	117,176	136,129
Other current liabilities	46,129	5,511
Total current liabilities	973,257	141,640
Other non-current liabilities	604,630	595,563
TOTAL LIABILITIES	1,577,887	737,203
SHAREHOLDERS' EQUITY:
Ordinary shares	31,960	31,262
Treasury shares	(2,499,167)	(1,063,547)
Additional paid-in capital	204,701,187	194,971,827
Accumulated deficit	(116,752,285)	(153,598,346)
Accumulated other comprehensive loss	(1,158,900)	(1,432,833)
Total Shareholders’ Equity	84,322,795	38,908,363
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	85,900,682	39,645,566

SCHEDULE I—ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

COOTEK (CAYMAN) INC.

CONDENSED STATEMENTS OF OPERATIONS

	For Years ended December 31,
	2017	2018	2019
	US$	US$	US$
Net revenues	116,120	146,090	51,152
Cost of revenue	(66,231)	(87,416)	(101,689)
Gross profit (loss)	49,889	58,674	(50,537)
Operating expenses:
General and administrative expenses	(2,043,737)	(450,005)	(558,078)
Research and development expenses	(544,786)	(1,788,724)	(2,806,588)
Sales and marketing expenses	(70,707)	(127,095)	(196,224)
Other operating income, net	—	9,374	119,146
Total operating expenses	(2,659,230)	(2,356,450)	(3,441,744)
Loss from operations	(2,609,341)	(2,297,776)	(3,492,281)
Interest income, net	—	—	(2,494)
Foreign exchange (losses) gains	2,792,646	9,604	—
Income (Loss) before income taxes and equity in earnings of subsidiaries	183,305	(2,288,172)	(3,494,775)
Net income (loss) before equity in earnings of subsidiaries	183,305	(2,288,172)	(3,494,775)
Equity in (loss) income of subsidiaries, VIEs and VIEs' subsidiaries	(23,844,218)	12,435,637	(33,351,286)
Net (loss) income attributed to CooTek (Cayman) Inc.	(23,660,913)	10,147,465	(36,846,061)

SCHEDULE I—ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

COOTEK (CAYMAN) INC

CONDENSED STATEMENTS OF CASH FLOWS

	For Years ended December 31,
	2017	2018	2019
	US$	US$	US$
Operating activities:
Net (loss) income	(23,660,913)	10,147,465	(36,846,061)
Equity in losses (income) of subsidiaries, VIEs and VIEs’ subsidiaries	23,844,218	(12,435,637)	33,351,286
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	876,560	2,359,471	3,662,485
Changes in assets and liabilities:
Accounts receivable	(163)	(1,251)	7,222
Accrued expenses and other current liabilities	(10,000)	163,305	(21,670)
Other receivables, deposits and other assets	—	(3,432)	(18,427)
Other non-current liabilities	—	604,630	(9,066)
Net cash provided by operating activities	1,049,702	834,551	125,769
Investing activities:
Investment in subsidiaries	(21,500,000)	19,890,000	—
Advances to subsidiaries and VIEs	(252,465)	(54,418,121)	(5,400,000)
Repayment of advances to subsidiary	—	—	8,000,000
Net cash (used in) provided by investing activities	(21,752,465)	(34,528,121)	2,600,000
Financing activities:
Proceeds from issuance of preferred shares	20,000,000	—	—
Issuance of ordinary shares for IPO	—	48,546,000	—
Cash paid for IPO cost	(3,451,616)	(2,615,726)	(809,952)
Proceeds from issuance of ordinary shares upon exercise of options	—	—	326,503
Payment of share repurchase	—	(2,499,167)	(12,283,426)
Net cash provided by (used in) financing activities	16,548,384	43,431,107	(12,766,875)
Net (decrease) increase in cash, cash equivalents and restricted cash	(4,154,379)	9,737,537	(10,041,106)
Cash, cash equivalents and restricted cash at beginning of year	5,461,515	1,307,136	11,044,673
Cash, cash equivalents and restricted cash at end of year	1,307,136	11,044,673	1,003,567

SCHEDULE I—COOTEK (CAYMAN) INC CONDENSED FINANCIAL STATEMENTS

Notes to Schedule I

1.

Schedule I has been provided pursuant to the requirements of Rule 12‑04(a) and 5‑04(c) of Regulation S‑X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs and VIEs’ subsidiaries. For the parent company, the Company records its investments in subsidiaries VIEs and VIEs subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.

3.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted. The footnote disclosures provide certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

4.

As of December 31, 2018 and 2019, there were no material contingencies, significant provisions of long‑term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.